Exceptional items	12 Months Ended
Dec. 31, 2017
Exceptional items
Exceptional items

4. Exceptional items

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Exceptional impairment - property, plant and equipment	54	9	—
Restructuring costs	38	15	13
Start-up costs	8	5	30
Exceptional impairment - working capital	—	—	(2)
Non-cash inventory adjustment	—	10	—
Past service credit	—	(24)	—
Exceptional items - cost of sales	100	15	41
Transaction related costs - acquisition, integration and IPO	49	128	45
Restructuring and other costs	—	2	3
Exceptional items - SGA expenses	49	130	48
Debt refinancing and settlement costs	117	157	15
Exceptional loss on derivative financial instruments	15	11	—
Interest payable on acquisition notes	—	17	—
Exceptional items - finance expense	132	185	15
Exceptional gain on derivative financial instruments	—	(88)	—
Exceptional items - finance income	—	(88)	—
Total exceptional items	281	242	104

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2017

Exceptional items of $281 million have been recognized for the year ending December 31, 2017, primarily comprising:

•

$117 million debt refinancing and settlement costs relating to the notes and loans redeemed and repaid in January, March, April, June, and August 2017, principally comprising premiums payable on the early redemption of the notes and accelerated amortization of deferred finance costs and issue discounts.

•	$54 million property, plant and equipment impairment charges arising principally from capacity realignment in Glass Packaging North America and Metal Packaging Europe.

•

$49 million transaction related costs, primarily comprised of costs directly attributable to the acquisition and integration of the Beverage Can Acquisition and other IPO and transaction related costs.

•

$15 million exceptional loss on the termination, in June 2017, of $500 million of the Group’s U.S. dollar to British pound cross currency interest rate swaps (“CCIRS”), of which $12 million relates to cumulative losses recycled from other comprehensive income.

•	$38 million relating to capacity realignment and restructuring costs in Metal Packaging Europe.

•	$8 million of start-up costs in Metal Packaging Americas and Glass Packaging North America.

2016

Exceptional items of $242 million have been recognized in the year ended December 31, 2016, primarily comprising:

•	$24 million pension service credit in Glass Packaging North America, following the amendment of certain defined benefit pension schemes during the period.
•	Restructuring costs relate principally to $9 million in Metal Packaging Europe, $2 million in Metal Packaging Americas and $5 million in Glass Packaging North America.
•	$128 million transaction related costs primarily attributable to the IPO and Beverage Can Acquisition.
•

$157 million debt refinancing and settlement costs related to the notes repaid in May, September, and November 2016 including premiums payable on the early redemption of the notes, accelerated amortization of deferred finance costs, debt issuance premium and discounts and interest charges incurred in lieu of notice.

•	$17 million net interest charged in respect of notes held in escrow for the period between their issuance and the completion of the Beverage Can Acquisition.
•

$9 million plant, property and equipment impairment charges, of which $5 million relates to impairment of plant and machinery in Metal Packaging Europe and $3 million relates to the impairment of a plant in Metal Packaging Americas.

•

$88 million exceptional gain on derivative financial instruments relating to the gain on fair value of the CCIRS which were entered into during the second quarter and for which hedge accounting had not been applied until the third quarter.

•	The $11 million exceptional loss on derivative financial instruments relating to hedge ineffectiveness on the Group’s CCIRS.

2015

Exceptional items of $104 million have been incurred in the year ended December 31, 2015, primarily comprising:

•	$42 million transaction costs, largely associated with the Group’s withdrawn initial public offering of its Metal Packaging business.
•	$30 million start‑up costs related to two plants in Metal Packaging Americas.
•	Restructuring costs of $10 million in Metal Packaging Europe and $5 million in Glass Packaging North America.
•	$3 million acquisition and disposal costs.
•	$2 million reversal of impairment of assets in Metal Packaging Europe.
•

$15 million finance costs comprised of $9 million premium on redemption of the €180 million 8¾% Senior notes due 2020 and repaid in February 2015, $3 million accelerated amortization of deferred finance costs relating to the €180 million 8¾% Senior notes and $2 million other finance costs.